Events Subsequent to Orginial Issuance of Financial Statements (Unaudited) (Details) - USD ($) $ in Thousands		3 Months Ended		11 Months Ended	12 Months Ended
	Apr. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Acquisition payment net of cash acquired		$ 0	$ 12,990	$ 507,531	$ 60,578	$ 23,999
SAManage Ltd. | Subsequent Event
Subsequent Event [Line Items]
Purchase price	$ 350,000
Acquisition payment net of cash acquired	329,000
SAManage Ltd. | Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Proceeds from Lines of Credit	$ 35,000